PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 –PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of June 30, 2015:

Security deposit	$16,188
ISP qualification fees	7,197
Prepaid for software	1,047
Others	993
Total	$25,425